Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies
Accounting Policies

2. Accounting Policies

Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and were authorized by the Management Board for presentation to the Supervisory Board on April 23, 2024. The Group’s consolidated financial statements are presented in Euros (EUR), which is also the parent company’s functional currency. Unless otherwise stated, the numbers are rounded to thousands of Euros, except per share amounts.Due to rounding, differences may arise when individual amounts or percentages are added together.

The Group has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern. No commercial products have been marketed yet as CureVac is still in the development phase. Hence, the Group is raising capital to perform research & development activities and to advance its technologies up to a successful development and regulatory approval of its products. To reach its development and commercialization objectives, the Group will seek additional funding through collaboration or licensing agreements or other financing activities. While the Group’s business projections could be unfavorably affected by being unable to obtain funding or enter into collaboration or license agreements on acceptable terms, CureVac’s cash and cash equivalents will be sufficient to fund operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the financial statements. This anticipates, that for the foreseeable future the Group will continue to operate. Thus, no adjustments to the consolidated financial statements have been made related to the Group not being able to continue as a going concern.

Details of the Group’s accounting policies, including changes thereto are described below. The accounting policies have been consistently applied to all years presented unless otherwise stated.

Basis of consolidation

Subsidiaries are entities controlled by the Group. The Group “controls” an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

The consolidated financial statements include the Company’s wholly-owned subsidiaries CureVac SE (until September 26, 2022: CureVac AG, Tuebingen, Germany), CureVac Inc. (Boston, Massachusetts, USA), CureVac Manufacturing GmbH (prior years: CureVac Real Estate GmbH, Tuebingen, Germany), CureVac Corporate Services GmbH (Tuebingen, Germany), CureVac RNA Printer GmbH (Tuebingen, Germany), CureVac Swiss AG (Basel, Switzerland – incorporated in 2021) and CureVac Belgium SA (Ottignies-Louvain-la-Neuve, Belgium – incorporated in 2022). Effective July 1, 2022, we acquired Frame Pharmaceuticals B.V., Amsterdam, Netherlands (Frame Pharmaceuticals), which was renamed to CureVac Netherlands B.V.; refer to Note 20 for additional information about this business combination.

The fiscal year of all Group entities corresponds to the calendar year ending December 31.

Material accounting policies

Business combinations and goodwill

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the statement of operations in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in the statement of operations.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred over the fair value of net identifiable assets acquired and liabilities assumed).

After initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Revenue recognition

Revenue from the sale of products and services is recognized when the Group transfers control to the customer. Control generally transfers when the customer gains the ability to direct the use of and obtain substantially all of the remaining benefits from the good or service. If the contract contains more than one performance obligation, the consideration which the Group expects to receive is allocated to each of the performance obligations, using the relative stand-along selling price method. Revenue is recognized at the amount of consideration that the Group is expected to receive in exchange for these goods or services.

The Group primarily generates revenue from its licensing and development agreements with its customers, which include collaboration partners for the development of mRNA medicines against a variety of targets in diseases and conditions. These arrangements contain multiple contractual promises, including (i) licenses, or options to obtain licenses to the Group’s mRNA technology, as well as related research and development technology services, (ii) delivery of products, and (iii) research and development services. Such arrangements provide for various types of payments to the Group, including upfront fees, funding of research and development services, payment for delivered products, development, regulatory and commercial milestone payments, license fees, and royalties on product sales, all of which may be satisfied at different points in time. Outlicensing agreements may be entered into with or without any further significant contractual obligations.

Goods or services promised in collaborative arrangements are accounted for as separate performance obligations if such promises are distinct (i.e., if the customer can benefit from the good or service on its own or together with other resources readily available to it and if the promise is separately identifiable from other promises in the contract).

In determining whether contractual promises are separately identifiable, the Group considers whether:

●	It provides a significant service of integrating the goods or services with other goods or services that represent the combined output or outputs for which the other party has contracted.

●	One or more of the goods or services significantly modifies or customizes one or more of the other goods or services promised in the agreement.

●	The goods or services the Group promised to transfer or to provide are highly interdependent or highly interrelated.

Based on these criteria, management evaluates whether the intellectual property (IP) licenses granted, and to which further research and development activities may apply under the terms of a collaboration agreement, are distinct from the unperformed obligations to the collaboration partner, considering the relevant facts and circumstances of each arrangement. Factors considered in this determination include the nature of the IP license, the stage of development of the IP license granted, the research capabilities of the partner, and the availability of mRNA technology research expertise in the general marketplace.

When an IP license is not considered to be distinct from research services, the Group generally recognizes revenue, including any upfront payment, attributable to the license on a straight-line basis, which reflects the performance of services by the Group towards satisfaction of the obligation, over the contractual or estimated performance period, which is typically from the effective date of the related collaboration agreement through to the estimated date of Marketing Authorization Application (MAA) or Biologics License Application (BLA) for a product developed under the agreement. The determination of the estimated date of MAA or BLA is a significant estimate given the uncertainty inherent in developing innovative pharmaceutical products and is based upon development plans with the customer, which are subject to change, clinical trials, and approval of regulatory authorities Changes in the estimated date of market entry could have a material impact on the amount and timing of revenue the Group records in future periods.

Sometimes an IP license is granted together with research and development services relating to the technology. In this case, the services are not considered distinct from the licenses and form a bundle for which revenue is recognized on a straight line basis over the time of services, as the services are determined predominant.

When an IP license is considered to be distinct, the Group determines whether it provides the customer with either (1) a right to access the IP throughout the license period (for which revenue is recognized over the license period) or (2) a right to use the IP as it exists at the point in time that the license is granted (for which revenue is recognized at a point in time where the customer can first use and benefit from the license).

Some of the collaboration arrangements include rights and obligations that are considered outside the scope of a customer-vendor relationship as they are more akin to the activities that joint operators perform. CureVac decided that the nature of these types of activities is best reflected by applying joint arrangements accounting which, as the main effect, usually leads to revenue recognition at a later point in time.

If the transaction price in an agreement includes a variable amount, the Group estimates the amount of consideration to which the Group will be entitled in exchange for transferring the goods to the customer. At contract inception, the variable consideration is estimated based on the most likely amount of consideration expected from the transaction and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with respect to the variable consideration is subsequently resolved. The estimated deferred contract liability is updated at each reporting date to reflect the current facts and circumstances.

Collaboration agreements may also provide a customer with the option to acquire additional goods or services. In these cases, the Group determines as to whether the customer was granted a material right.

Product sales related to collaboration agreements include RNA products and are recognized over time as goods are produced because such goods have no alternative use. Otherwise, revenue for product sales is recognized at a point in time. In 2023 revenue for produced LNP batches were recognized on a point-in-time basis. No product revenue was recognized in 2022 and 2021. Revenue from certain research and development services, delivered as a distinct performance obligation under the collaboration agreements, are recognized over time as the services are provided.

A receivable is recognized when the consideration is unconditional and only the passage of time is required before payment is due. Amounts received prior to satisfying the above revenue recognition criteria are recorded as contract liability in the statements of financial position.

The Group may present the following contract balances:

●	Contract assets — Represents the Group’s right to consideration in exchange for goods or services that the Group has transferred to the customer when that right is conditioned on something other than the passage of time
●	Trade receivables — Represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due)
●	Contract liabilities — Represents the Group’s obligations to transfer goods or services to a customer for which the Group has received consideration (or consideration is due) from the customer

The Group recognizes revenue from contracts with customers relating to its core business. All other operating proceeds are presented as other operating income in the statements of operations.

Grants from government agencies and similar bodies

The Group receives grants from government agencies and similar bodies for the active participation in specific research and development projects. Each grant agreement is assessed to determine whether there are elements of the supply of products from the group to the grantor that are recognized separately from the grant. For the supply of products, the standalone selling price is determined by reference to observed prices with other customers. The grants are recognized when there is reasonable assurance that the grant will be received and all grant conditions will be met. If grant funds are received prior to qualifying expenses being incurred or assets purchased, they are recorded as a liability in other liabilities. If the funds reimburse expenses, the liability is amortized into other operating income on a systematic basis over the period in which the corresponding expenses are incurred. If the funds reimburse purchased assets, the liability is reduced with a corresponding amount deducted from the asset’s carrying amount upon recording of the qualified asset. According to the terms of the grants, grantors generally have the right to audit qualifying expenses submitted by the Group.

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

i) Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified into four categories:

●	financial assets at amortized cost (debt instruments);
●	financial assets at fair value through other comprehensive income with recycling of cumulative gains and losses (debt instruments);
●	financial assets designated at fair value through other comprehensive income with no recycling of cumulative gains and losses upon derecognition (equity instruments); or
●	financial assets at fair value through profit or loss.

In fiscal 2021, 2022, and 2023, the Group only had the following financial assets to be measured at amortized cost:

●	Cash and cash equivalents
●	Trade receivables
●	Other financial assets

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in the statement of operations when the asset is derecognized, modified, or impaired.

Impairment of financial assets

An allowance for expected credit losses (ECLs) is recognized for all debt instruments not held at fair value through profit or loss including contract assets.

For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12- months (a 12- month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For financial assets being due more than 30 days, a significant increase in credit risk is assumed.

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.

The Group considers a financial asset in default when contractual payments are 180 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

ii) Financial liabilities

The Group’s material financial liabilities consists of lease liabilities and trade payables.

Trade payables at initial recognition are accounted for at fair value and subsequently at amortized costs. The material accounting policy information regarding accounting of leases is described below.

Acquired intangible assets

Acquired intangible assets are mainly comprised of software and licenses. Regarding the acquired intangible assets (i.e., technology and goodwill) in the business combination with Frame Pharmaceuticals, refer to Note 20.

The estimated useful lives for each intangible asset class are as follows:

Software	3 to 10 years
Licenses	8 to 20 years
Technology	8 years

With the exception of goodwill, the Group does not have any intangible assets with indefinite useful lives.

Research and development costs

Research costs are expensed as incurred. Since our own development projects are mostly subject to regulatory approval and all studies are at an early phase, where the outcome of reaching the next phases is uncertain, the conditions for the capitalization of expenditures incurred prior to approval are not met.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairments. These costs also comprise the costs for replacement parts, which are recognized at the time they are incurred, providing they meet the recognition criteria. All other repair and maintenance costs are expensed as incurred. Depreciation is recognized on a straight-line basis over the estimated useful lives as follows:

Leasehold improvements	1 to 15 years
Technical equipment and machines:	3 to 14 years
Other equipment, furniture and fixtures:	3 to 14 years

The estimated useful lives are reviewed regularly and revised if necessary. The depreciation method remained unchanged from 2021 through 2023. The residual values of the assets are generally considered to be zero.

Impairment of non-financial non-current assets

At each reporting date, the Group assesses whether there is an indication that a non-financial asset may be impaired. If there is any indication of impairment (triggering event) or if an annual impairment test is required, the Group estimates the recoverable amount of the asset. The recoverable amount of an asset is the higher of the asset’s or CGU’s fair value less costs of disposal and its value-in-use. It is determined for an individual asset unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case it is determined at the level of the cash-generating unit (CGU). If the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is impaired and written down to its recoverable amount. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

In principle, the recoverable amount has to be determined for each individual asset where such asset generates cash flows that are largely independent of those generated by other assets. Where it is not possible, the recoverable amount has been determined on the basis of a group of assets representing a cash generating unit.

In assessing whether the cash flows are largely independent, CureVac considers various factors, including how management manages the company activities and how the CureVac companies are linked in business operations. As management decisions are centralized on group level and the CureVac companies are closely linked in business operations, the Group operates as one cash-generating unit. Therefore, for the purpose of annual goodwill impairment testing in 2022 and 2023, goodwill was allocated at Group level. The recoverable amount for the Company’s cash-generating unit based on fair values less costs of disposal using market capitalization derived from public quotations of CureVac stock. Management believes that no reasonably foreseeable change in the price of CureVac stock would cause the carrying amount of our one cash-generating unit to exceed its recoverable amount.Impairment losses of continuing operations are recognized in the statement of operations in expense categories consistent with the function of the impaired asset.

In fiscal year 2021, impairment of EUR 22,810k were recognized. These pertained largely to machinery and technical equipment recorded as assets under construction and resulted from the partial impairment of production lines which were obsolete due to the withdrawal of the EMA regulatory approval application for CVnCoV, see Note 4.1.

Beginning in year 2022, goodwill is tested for impairment annually as of December 31 and when circumstances indicate that the carrying value may be impaired.

For 2023, impairment was evaluated for goodwill by assessing the recoverable amount on Group level. Impairment losses relating to goodwill cannot be reversed in future periods.

There was no impairment of goodwill in 2023. However, there were impairments of technical equipment amounting to EUR 1,374k; refer to Note 4.1 for additional information.

Non-current assets held for sale

The Group classifies non-current assets as held for sale if their carrying amount is expected to be recovered principally through a sale transaction rather than through continuing use. Non-current assets classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset, excluding finance costs and income tax expenses. The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset is available for immediate sale in its present condition. Actions required to complete the sale indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management is committed to the plan to sell the assets. Property, plant and equipment are not depreciated or amortized once classified as held for sale.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received as well as any estimated costs to be incurred by the lessee for dismantling and removing the underlying asset. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life, indicated below, and the lease term. Right-of-use assets are subject to impairment. Refer to the section above “Impairment of non-financial assets”.

Land, Buildings and supply installations	1 to 15 years
Vehicles	3 to 4 years
Other equipment	2 to 5 years

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in- substance fixed payments) less any lease incentives receivable and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments, or a change in the assessment to purchase the underlying asset. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount for the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases (i.e., leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption. Lease payments on short-term leases and leases of low-value assets are recognized as expenses on a straight-line basis over the lease term.

Inventories

Inventories are measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Inventories are comprised of raw materials, work in progress, and finished goods.

Costs incurred in bringing each product to its present location and condition are accounted for, as follows:

●	Raw materials: purchase cost on a first-in/first-out basis
●	Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overhead based on normal operating capacity, but excluding borrowing costs

Cash and cash equivalents

Cash and cash equivalents include cash on hand, bank balances on-demand, and short-term deposits with original maturities of three months or less.

Onerous contracts

An onerous contract is a contract under which the unavoidable costs (i.e., the costs that the Group cannot avoid because it has the contract) of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from failure to fulfil it. The cost of fulfilling a contract comprises the costs that relate directly to the contract (i.e., both incremental costs and an allocation of costs directly related to contract activities).

If the Group has a contract that is onerous, the present obligation under the contract is recognized and measured as a provision. However, before a separate provision for an onerous contract is established, the Group recognizes any impairment loss that has occurred on assets dedicated to that contract.

Share-based payment awards

The Group operates several share-based payment programs.

An equity-settled share-based payment award is accounted for by recognizing the related expense over the vesting period of the award, with a corresponding increase recorded in equity. The expense is based on the fair value determined at the grant date of the award and the number of awards expected to vest. The fair value remains unchanged after grant date. Once the award has vested, there is no reversal of expense related to the award.

When a share-based payment award provides for different ways of settlement (i.e. cash versus shares) depending on the occurrence of contingent events, CureVac has the right to choose the manner of settlement and accounts the award based on this.

The related share-based payment expense is recorded in the functional cost category to which the award recipient’s costs are classified.

Income Taxes

Income taxes comprise current and deferred tax. Current and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and adjustments to taxes payable in respect of previous years.

Tax loss carryforwards

Tax loss carryforwards are examined by the German taxation authorities and may be adjusted. Furthermore, significant changes in the shareholder and company structure can lead to a reduction in the loss carryforwards under the current provisions of German tax law, which can be used to calculate the annual amount for offsetting against the future taxable income.

CureVac assesses whether it is likely that a tax authority will accept an uncertain tax treatment. The amount of the expected tax liability or tax receivable reflects the amount, which represents the best estimation taken into account tax uncertainties. Based on management’s estimation, no provisions for uncertain tax treatments need to be accounted for.

Deferred income taxes

Deferred tax assets are recognized for deductible temporary differences, the carry forward of unused tax credits and any unused tax losses to the extent that it is probable that future taxable income will allow the deferred tax asset to be realized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Segment Reporting

An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by our Management Board as the Chief Operating Decision Maker (CODM). The Group operates as a single segment dedicated to the discovery and development of biotechnological applications and the CODM makes decisions about allocating resources and assessing performance based on the Group as a whole. Accordingly, the Group has determined it operates in one operating and reportable segment.

Significant accounting judgments, estimates and assumptions

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgments and estimates in relation to assets, liabilities, contingent liabilities, uncertain tax position, revenues, and expenses. Management bases its judgments and estimates on historical experience and other various factors, which it believes to be reasonable under the circumstances, the result of which forms the basis of the carrying values of assets and liabilities that are not readily apparent from other sources. CureVac assesses whether it is likely that a tax authority will accept an uncertain tax treatment. Based on management’s estimation, no provisions for uncertain tax treatments need to be accounted for. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

Judgments

In the process of applying the accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements.

Revenue recognition and collaboration agreements

The Group applied the following judgments in determining the amount and timing of revenue from collaboration agreements:

●	Identification and determination of the nature of performance obligations in collaboration and license agreements.

The Group generates revenues from collaboration and license agreements under which the Group grants licenses to use, research, develop, manufacture, and commercialize candidates and products. As these agreements comprise several promises, it must be assessed whether these promises are capable of being distinct within the context of the contract. If these promises are not distinct, they are combined until the bundle of promised goods and services is distinct. For some agreements, this results in the Group accounting for all goods and services promised in a collaboration and license agreement as a single performance obligation with a single measure of progress.

For these combined performance obligations, it must be assessed which of these promises is the predominant promise to determine the nature of the performance obligation. The Group determined that the research and development technology services for the grant of the license is the predominant promise within the (combined) performance obligation.

If the Group shares the risks and benefits of a development project in such a way that the nature of the arrangement is not considered to be purely a customer-vendor-relationship, activities that are determined to be outside of a customer-vendor-relationship are accounted for in consideration of the principles of a joint operation accounting.

As a result, the promise of the research and development technology services for granting a license is accounted for as a performance obligation satisfied over time as the Group’s customer simultaneously receives and consumes the benefits from the Group’s performance.

Estimates

Revenue recognition and collaboration agreements

•	Estimation of variable consideration and assessment of the constraint when determining the amount of revenue of which to defer recognition

The Group’s collaboration and license agreements comprise variable considerations which are contingent on the occurrence or non-occurrence of a future event (i.e., reaching a certain milestone). When determining the deferral of revenue in a collaboration and license agreement, the Group is required to estimate the amount of consideration to which it will be entitled in exchange for transferring the promised goods or services to the customer.

As there are usually only two possible outcomes (i.e., a milestone is reached or not), the Group has assessed that the method of the most likely amount is the best method to predict the amount of consideration to which the Group will be entitled.

The most likely amount of these milestone payments (i.e., the full milestone payment) is only included in the transaction price if the occurrence of reaching a future milestone is highly probable. The Group has assessed that the likelihood of achieving the respective milestone decreases depending on how far the expected date of achieving the milestone lies in the future.

The Group has concluded that future milestone payments are fully constrained at each of the fiscal years. Future milestone payments would become unconstrained at the satisfaction of the milestone event, specifically a development event, regulatory approval, or achievement of a sales milestone.

•Estimation of determination of date of market authorization application for revenue release over-time

A significant amount of judgment given the uncertainty inherent in developing innovative pharmaceutical products is being used in the determination of the estimated date of the Marketing Authorization Application or Biologics License Applications. The group regularly reviews the timelines and changes are reflected in the release of revenue amount when they become effective.

Accounting for non - current assets held for sale

Non-current assets are classified as asset held for sale if their carrying amount will be recovered through a sale transaction rather than through continued use; the carrying value of such assets is measured at the lower of their previous carrying value and their fair value less costs to sell. In evaluating whether the criterion, for classification as assets held for sale, of a sale being highly probable, the Group considered that a plan to sell the assets was committed to and an active program to locate a buyer was initiated with an equipment reseller. By estimating the fair value less costs to sell the Group considered various indicative prices of expected auction proceeds quoted by the equipment reseller. Additionally, the Group estimated, whether the plan to sell the assets could be completed within one year from the date of classification and whether actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Accounting for share-based payments

The Group has multiple share-based payment programs. Significant estimates are included in the determination of the grant date fair value of the awards.

Accounting for onerous contract provisions

The Group has entered into binding legal agreements for the supply of services by contract research organizations (CROs) to the Group for clinical trials of its first-generation COVID-19 vaccine candidate, CVnCoV. Such services are generally associated with the ongoing monitoring and care for enrolled participants in the clinical trials. Due to the discontinuation of the CVnCoV program, the remaining services, which the Group is obligated to procure, do not have a value for the Group anymore. In estimating the cost of the remaining services, judgment is required, particularly in estimating the number of participants completing the clinical trials, when measuring provisions for such contracts with clinical research organizations.

Accounting for contract termination provisions

Contract termination provisions are established under certain conditions in the case of legal risks. Settlement and legal proceedings often raise complex issues and are subject to many uncertainties and complexities including, but not limited to, the facts and circumstances of each particular case. The outcome of any current or future proceedings cannot normally be predicted. The Group considers the need for accounting measures in respect of pending or future settlements for terminated contracts on the basis of the information available to its legal department and in close consultation with legal counsel acting for the Group. Where it is more likely than not that such settlement will result in an outflow of resources that is already reasonably estimable, a provision for settling terminated contracts is recorded in the amount of the present value of the expected cash outflows.

Current income tax

CureVac assesses whether it is likely that a tax authority will accept an uncertain tax treatment. Based on management’s estimation, no provisions for uncertain tax treatments need to be accounted for. The risk for the assessment regarding i) the deferral of upfront payments, ii) the cooperation between CureVac and GlaxoSmithKline Biologicals SA (GSK), and iii) the transfer pricing setup not to be accepted by the tax authorities is estimated to be between 10% and 50%.

Changes in accounting policies and disclosures

New and amended standards and interpretations

The Group has not early adopted any standards, interpretations, or amendments that have been issued but are not yet effective.

Standards issued but not yet effective

The following amendments will be adopted effective January 1, 2024, or at a later effective date:

●	Amendments to IAS 1: Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants
●	Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangements
●	Amendments to IFRS 16: Lease Liability in a Sale and Leaseback
●	Amendments to IAS 21: Lack of Exchangeability

CureVac does not expect these standards to have an impact on the Group´s consolidated financial statements.